INVESTMENT SECURITIES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of investment securities [abstract]
Balances of investment securities

	Note	December 31, 2021		December 31, 2020

Investments in debt securities mandatorily at FVTPL	9.1	Ps.	—	Ps.	7,385
Investments in debt securities at FVOCI	9.2		37,493,866		28,966,356
Investments in debt securities at amortized cost	9.3		5,775,070		5,580,128
Investments in equity securities at FVOCI	9.4		1,406,135		1,515,090
		Ps.	44,675,071	Ps.	36,068,959

Loss impairment
Investments in debt securities at amortized cost	4.1.5	Ps.	(10,698)	Ps.	(7,195)
		Ps.	(10,698)	Ps.	(7,195)
Total investment securities net		Ps.	44,664,373	Ps.	36,061,764

Investments in debt securities at fair value through profit or loss

The following table includes investments on asset-backed securities mandatorily at FVTPL because the contractual cash flows of these securities are not SPPI on the principal outstanding.

	December 31, 2021		December 31, 2020

Others		—		7,385
Total investments in debt securities mandatorily at FVTPL	Ps.	—	Ps.	7,385

Investments in debt securities at fair value through OCI

The following table includes investments in debt securities at FVOCI as of December 31, 2021 and 2020:

December 31, 2021

Debt securities	Cost		Unrealized Gain		Unrealized Losses			Fair Value	ECL
Securities issued or secured by Colombian Government	Ps.	17,139,726	Ps.	25,541	Ps.	(1,093,505)	Ps.	16,071,762	Ps.	7,224
Securities issued or secured by other Colombian Government entities		839,348		8,500		(24,934)		822,914		1,338
Securities issued or secured by foreign Governments		12,520,572		310,558		(98,466)		12,732,664		98,826
Securities issued or secured by central banks		1,874,510		1,199		(17,991)		1,857,718		4,763
Securities issued or secured by other financial entities		4,233,539		14,364		(42,979)		4,204,924		8,325
Securities issued or secured by non-financial sector entities		731,400		9,161		(2,851)		737,710		2,161
Others		1,064,479		20,325		(18,630)		1,066,174		1,341
Total debt securities at FVOCI	Ps.	38,403,574	Ps.	389,648	Ps.	(1,299,356)	Ps.	37,493,866	Ps.	123,978

December 31, 2020

Debt securities		Cost		Unrealized Gain		Unrealized Losses		Fair Value	ECL
Securities issued or secured by Colombian Government	Ps.	12,627,235	Ps.	220,361	Ps.	(397)	Ps.	12,847,199	Ps.	5,290
Securities issued or secured by other Colombian Government entities		439,163		21,910		—		461,073		494
Securities issued or secured by foreign Governments		9,558,777		184,925		(80,378)		9,663,324		73,326
Securities issued or secured by central banks		1,861,216		4,117		(2,411)		1,862,922		4,293
Securities issued or secured by other financial entities		2,843,649		69,033		(250)		2,912,432		8,707
Securities issued or secured by non-financial sector entities		47,550		2,020		—		49,570		51
Others		1,124,667		45,665		(496)		1,169,836		4,325
Total debt securities at FVOCI	Ps.	28,502,257	Ps.	548,031	Ps.	(83,932)	Ps.	28,966,356	Ps.	96,486

Schedule of Tabular disclosure of amounts reclassified to profit or loss form OCI gross of taxes, related to investment debt securities FVOCI

	December 31, 2021		December 31, 2020
Redemptions or sales		294,112		612,127
ECL allowance		(13,675)		(68,072)
Total reclassified to profit or loss	Ps.	280,437	Ps.	544,055

Investments in debt securities at amortized cost

Debt securities	December 31, 2021		December 31, 2020
Securities issued or secured by Colombian Government	Ps.	1,569,076	Ps.	1,674,180
Securities issued or secured by other Colombian Government entities		3,696,298		3,378,438
Securities issued or secured by foreign Governments		27,866		34,747
Securities issued or secured by other financial entities		148,087		288,138
Securities issued or secured by non-financial sector entities		266,411		165,663
Others		67,332		38,962
Total debt securities at amortized cost	Ps.	5,775,070	Ps.	5,580,128

Summary of investments in debt securities at amortized cost by maturity dates

	December 31, 2021		December 31, 2020

Up to 1 month	Ps.	808,501	Ps.	661,313
More than 1 month and no more than 3 months		37,451		315,593
More than 3 months and no more than 1 year		4,556,665		4,305,327
More than 1 year and no more than 5 years		178,404		122,578
More than 5 years and no more than 10 years		166,690		152,132
More than 10 years		27,359		23,185
Total	Ps.	5,775,070	Ps.	5,580,128

Disclosure of detailed information about available for sale debt securities used in collateral repo operations

	December 31,		December 31,
	2021		2020
Pledged as collateral in money market operations
Securities issued or secured by other Colombian Government entities	Ps.	198,282	Ps.	70,197
Securities issued or secured by other financial entities		42,805		182,076
Securities issued or secured by non-financial sector entities		21,900		—
	Ps.	262,987	Ps.	252,273
Pledged as collateral to special entities such as CRCC, BR and BVC (*)
Securities issued or secured by Colombian Government	Ps.	—	Ps.	573,134
Securities issued or secured by other Colombian Government entities		98,401		—
	Ps.	98,401	Ps.	573,134
	Ps.	361,388	Ps.	825,407

(*) Cámara de Riesgo Central de Contraparte (“CRCC”), Banco de la República (“BR”) and Bolsa de Valores de Colombia (“BVC”)

Investments in equity securities at fair value through OCI

December 31, 2021

	Cost		Unrealized Gain		Unrealized Losses		Fair Value
In Colombian Pesos
Corporate stock	Ps.	589,847	Ps.	811,938	Ps.	(9,052)	Ps.	1,392,733
In foreign currency
Corporate stock		10,751		2,694		(43)		13,402
Total equity securities	Ps.	600,598	Ps.	814,632	Ps.	(9,095)	Ps.	1,406,135

December 31, 2020

	Cost		Unrealized Gain		Unrealized Losses		Fair Value

In Colombian Pesos
Corporate Stock	Ps.	585,793	Ps.	914,664	Ps.	(3,704)	Ps.	1,496,753
In foreign currency
Corporate Stock		13,363		4,974		—		18,337
Total equity securities	Ps.	599,156	Ps.	919,638	Ps.	(3,704)	Ps.	1,515,090

Disclosure of equity instruments available for sale

Entity (*)	December 31, 2021		December 31, 2020
Empresa de Energía de Bogotá S.A. E.S.P.	Ps.	1,188,247	Ps.	1,259,541
Mineros S.A.		86,696		93,134
Bolsa de Valores de Colombia S.A.		38,058		47,947
Port Companies		22,887		38,142
Others		70,247		76,326
Total	Ps.	1,406,135	Ps.	1,515,090

(*)    These investments in equity securities have been designated as FVOCI considering that they represent strategic investments for Grupo Aval and therefore, they are not expected to be sold in a foreseeable future.